Share-Based Compensation Expenses	6 Months Ended
Jun. 30, 2023
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 12 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Stock options and restricted share units	$1.7	$1.4	$3.2	$3.0
Deferred share units	0.7	(1.4)	2.4	1.3
	$2.4	$—	$5.6	$4.3

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.